Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	DCP MIDSTREAM PARTNERS, LP
Entity Central Index Key	0001338065